Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Invested Based on:
Performance Year	Summary Compensation Table Total for Principal Executive Officer(1)	Compensation Actually Paid to Principal Executive Officer(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)	Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)	Net Income (Loss) ($ in thousands)	Company-Selected Measure —Adjusted Net Revenue ($ in thousands)
2023	$18,263,886	$71,327,408	$5,314,098	$13,499,433	43.93	111.54	$(300,742)	$2,073,940
2022	12,893,293	(121,490,627)	10,363,699	(25,896,259)	20.35	77.11	(320,407)	1,540,492
2021	102,998,110	119,107,305	19,026,864	20,461,726	70.42	114.30	(483,937)	1,010,325
2020	53,533,739	92,386,353	11,039,231	17,084,857	n/a	n/a	(224,053)	621,207

Company Selected Measure Name	Adjusted net revenue
Named Executive Officers, Footnote	Mr. Noto is represented as the principal executive officer (“PEO”) for each of the performance years presented. For the 2023 performance year, the non-PEO named executive officers (“non-PEO NEOs”) include Messrs. Lapointe, Borton, White and Webster. For the 2022 performance year, the non-PEO named executive officers (“non-PEO NEOs”) include Messrs. Lapointe, Borton, Rishel and Webster and Michelle Gill. For the 2021 performance year, the non-PEO NEOs include Messrs. Lapointe and White and Ms. Gill and Jennifer Nuckles. For the 2020 performance year, the non-PEO NEOs include Mr. Lapointe and Mses. Gill and Nuckles and Maria Renz.
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) and ending on the last day in 2022 and 2021, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the Nasdaq Composite index for the years disclosed in the table. No information is provided for 2020, as Social Finance common stock was not publicly traded.
PEO Total Compensation Amount	$ 18,263,886	$ 12,893,293	$ 102,998,110	$ 53,533,739
PEO Actually Paid Compensation Amount	$ 71,327,408	(121,490,627)	119,107,305	92,386,353
Adjustment To PEO Compensation, Footnote
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for non-PEO NEOs for each year represents an average of all non-PEO NEOs. CAP to the PEO and non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(1)
Summary Compensation Table Total	Summary Compensation Table Total(2)	Plus Fair Value of Equity Awards Granted in Covered Year and Unvested at Year End	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	Plus Fair Value of Equity Awards Granted and Vested in Covered Year	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Covered Year	Less Fair Value of Equity Awards Granted in Prior Years and Forfeited in Covered Year(3)	Compensation Actually Paid(4)
2023 - PEO	$18,263,886	$15,177,352	$38,174,780	$4,789,636	$(14,196,036)	$9,117,790	$—	$71,327,408
2023 - non-PEO NEOs	5,314,098	4,320,061	5,182,666	1,363,314	(4,168,098)	1,487,392	—	13,499,433
2022 – PEO	12,893,293	4,684,963	(99,602,444)	—	(9,400,414)	(30,066,025)	—	(121,490,627)
2022 – non-PEO NEOs	10,363,699	6,032,115	(11,117,288)	927,430	(9,026,274)	(3,934,694)	(19,141,247)	(25,896,259)
2021 – PEO	102,998,110	46,631,650	45,712,042	—	(101,187,079)	24,952,582	—	119,107,305
2021 – non-PEO NEOs	19,026,864	13,477,008	831,998	2,002,816	(17,674,364)	2,797,404	—	20,461,726
2020 – PEO	53,533,739	56,968,264	27,737,216	2,406,701	(52,118,397)	3,858,830	—	92,386,353
2020 – non-PEO NEOs	11,039,231	13,250,711	1,257,859	1,297,375	(10,017,783)	257,464	—	17,084,857
__________________
(1)Fair values are calculated in accordance with ASC 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates.
(2)Reflects the total compensation amount for the PEO and average total compensation amount for the non-PEO NEOs as reported in the Summary Compensation Table for each year presented.
(3)Reflects awards that failed to meet vesting conditions during the covered year.
(4)Reflects the actual CAP for the PEO and average CAP for the non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 5,314,098	10,363,699	19,026,864	11,039,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,499,433	(25,896,259)	20,461,726	17,084,857
Adjustment to Non-PEO NEO Compensation Footnote
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. The calculation of CAP requires that we make adjustments to amounts previously reported in the Summary Compensation Table for the years presented. The SEC’s valuation and calculation methods for CAP differ from those required in the Summary Compensation Table. The table below summarizes compensation values presented in the Summary Compensation Table and the adjusted values required to reconcile these values to the CAP presented above. The amounts shown below for non-PEO NEOs for each year represents an average of all non-PEO NEOs. CAP to the PEO and non-PEO NEOs represents Summary Compensation Table total compensation adjusted by the following amounts:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid(1)
Summary Compensation Table Total	Summary Compensation Table Total(2)	Plus Fair Value of Equity Awards Granted in Covered Year and Unvested at Year End	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	Plus Fair Value of Equity Awards Granted and Vested in Covered Year	Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Covered Year	Less Fair Value of Equity Awards Granted in Prior Years and Forfeited in Covered Year(3)	Compensation Actually Paid(4)
2023 - PEO	$18,263,886	$15,177,352	$38,174,780	$4,789,636	$(14,196,036)	$9,117,790	$—	$71,327,408
2023 - non-PEO NEOs	5,314,098	4,320,061	5,182,666	1,363,314	(4,168,098)	1,487,392	—	13,499,433
2022 – PEO	12,893,293	4,684,963	(99,602,444)	—	(9,400,414)	(30,066,025)	—	(121,490,627)
2022 – non-PEO NEOs	10,363,699	6,032,115	(11,117,288)	927,430	(9,026,274)	(3,934,694)	(19,141,247)	(25,896,259)
2021 – PEO	102,998,110	46,631,650	45,712,042	—	(101,187,079)	24,952,582	—	119,107,305
2021 – non-PEO NEOs	19,026,864	13,477,008	831,998	2,002,816	(17,674,364)	2,797,404	—	20,461,726
2020 – PEO	53,533,739	56,968,264	27,737,216	2,406,701	(52,118,397)	3,858,830	—	92,386,353
2020 – non-PEO NEOs	11,039,231	13,250,711	1,257,859	1,297,375	(10,017,783)	257,464	—	17,084,857
__________________
(1)Fair values are calculated in accordance with ASC 718 as of the end of the respective year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates.
(2)Reflects the total compensation amount for the PEO and average total compensation amount for the non-PEO NEOs as reported in the Summary Compensation Table for each year presented.
(3)Reflects awards that failed to meet vesting conditions during the covered year.
(4)Reflects the actual CAP for the PEO and average CAP for the non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and TSR for the Company and the Nasdaq Composite Index, which is cumulative based on the performance of a $100 investment from June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) to the last day in each of 2021, 2022 and 2023. The graph below shows a connection between compensation actually paid and TSR.

Compensation Actually Paid vs. Net Income	The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and the Company’s net income (loss).
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and the Company’s adjusted net revenue.
Total Shareholder Return Vs Peer Group
The following graph compares the CAP to our PEO, the average of the CAP to our non-PEO NEOs and TSR for the Company and the Nasdaq Composite Index, which is cumulative based on the performance of a $100 investment from June 1, 2021 (the date our Common Stock commenced trading on Nasdaq) to the last day in each of 2021, 2022 and 2023. The graph below shows a connection between compensation actually paid and TSR.

Total Shareholder Return Amount	$ 43.93	20.35	70.42
Peer Group Total Shareholder Return Amount	111.54	77.11	114.30
Net Income (Loss)	$ (300,742,000)	$ (320,407,000)	$ (483,937,000)	$ (224,053,000)
Company Selected Measure Amount	2,073,940,000	1,540,492,000	1,010,325,000	621,207,000
PEO Name	Mr. Noto
Additional 402(v) Disclosure
Our NEOs’ target annual total direct compensation is heavily weighted towards short and long-term performance. The majority of our NEOs’ target annual total direct compensation is both variable in nature and "at-risk." Adjusted net revenue is one of the primary measures in our performance-based Annual Cash Bonus Plan. Our long-term incentives are time-based RSUs, in addition to PSUs that we grant from time to time. The compensation actually paid to our NEOs largely reflects the volatility in the Company’s stock price over the period of time covered in the table.
Adjusted net revenue (financial performance measure and Company-selected measure)
Adjusted net revenue is a non-GAAP measure defined as total net revenue, adjusted to exclude the fair value changes in servicing rights and residual interests classified as debt due to valuation inputs and assumptions changes, as well as gains and losses on extinguishment of debt, as they are non-cash charges that are not realized during the period, and therefore positive or negative changes do not impact the cash available to fund our operations. This measure helps provide our management with an understanding of the net revenue available to finance our operations and helps management better decide on the proper expenses to authorize for each of our operating segments, to ultimately help achieve target contribution profit margins. Therefore, the measure of adjusted net revenue serves as both the starting point for how we think about the liquidity generated from our operations and also the starting point for our annual financial planning, the latter of which focuses on the cash we expect to generate from our operating segments to help fund the current year’s strategic objectives.
Refer to Appendix B for additional discussion of adjusted net revenue, as well as a reconciliation to the most directly comparable GAAP measure.
Adjusted EBITDA (financial performance measure)
Adjusted EBITDA is defined as net income (loss), adjusted to exclude, as applicable: (i) corporate borrowing-based interest expense (our adjusted EBITDA measure is not adjusted for warehouse or securitization-based interest expense, nor deposit interest expense and finance lease liability interest expense, as these are direct operating expenses), (ii) income tax expense (benefit), (iii) depreciation and amortization, (iv) share-based expense (inclusive of equity-based payments to non-employees), (v) restructuring charges (vi) impairment expense (inclusive of goodwill impairment and property, equipment and software abandonments), (vii) transaction-related expenses, (viii) foreign currency impacts related to operations in highly inflationary countries, (ix) fair value changes in warrant liabilities, (x) fair value changes in each of servicing rights and residual interests classified as debt due to valuation assumptions, (xi) gain on extinguishment of debt, and (xii) other charges, as appropriate, that are not expected to recur and are not indicative of our core operating performance. We believe adjusted EBITDA provides a useful measure to investors for period-over-period comparisons of our business, as it removes the effects of certain non-cash items and certain charges that are not indicative of our core operating performance or results of operations. It is also a measure that management relies upon to evaluate cash flows generated from operations, and therefore the extent of additional capital, if any, required to invest in strategic initiatives.
Refer to Appendix B for additional discussion of adjusted EBITDA, as well as a reconciliation to the most directly comparable GAAP measure.
Incremental net income margin (financial performance measure)
Incremental net income margin is calculated as the change in net loss year over year divided by the change in adjusted net revenue year over year. We view incremental net income margin as indicative of the level of net income margins we can deliver long term, given ongoing investments in the business.
New members (nonfinancial performance measure)
We refer to our customers as “members.” We define a member as someone who has a lending relationship with us through origination and/or ongoing servicing, opened a financial services account, linked an external account to our platform or signed up for our credit score monitoring service. Once someone becomes a member, they are always considered a member unless they violate our terms of service. We view members as an indication not only of the size and a measurement of growth of our business, but also as a measure of the significant value of the data we have collected over time. “New members” represents the increase in members during the period.
New products (nonfinancial performance measure)
	Total products refers to the aggregate number of lending and financial services products that our members have selected on our platform since our inception through the reporting date, whether or not the members are still registered for such products. Total products is a primary indicator of the size and reach of our Lending and Financial Services segments. Management relies on total products metrics to understand the effectiveness of our member acquisition efforts and to gauge the propensity for members to use more than one product. In the event a member is removed in accordance with our terms of service, the member’s associated products are also removed. “New Products” represents the increase in total products during the period.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Incremental net income margin
Measure:: 4
Pay vs Performance Disclosure
Name	New members
Measure:: 5
Pay vs Performance Disclosure
Name	New products
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,177,352	$ 4,684,963	$ 46,631,650	$ 56,968,264
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,174,780	(99,602,444)	45,712,042	27,737,216
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,789,636	0	0	2,406,701
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,196,036)	(9,400,414)	(101,187,079)	(52,118,397)
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,117,790	(30,066,025)	24,952,582	3,858,830
PEO | Equity Awards Granted In Prior Years, Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,320,061	6,032,115	13,477,008	13,250,711
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,182,666	(11,117,288)	831,998	1,257,859
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,363,314	927,430	2,002,816	1,297,375
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,168,098)	(9,026,274)	(17,674,364)	(10,017,783)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,487,392	(3,934,694)	2,797,404	257,464
Non-PEO NEO | Equity Awards Granted In Prior Years, Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (19,141,247)	$ 0	$ 0